Cover	May 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	0-43272
Entity Registrant Name	SHREYA ACQUISITION GROUP
Entity Central Index Key	0002083452
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite #1836
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(230)
Local Phone Number	211-6242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one redeemable warrant and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one redeemable warrant and one right
Trading Symbol	SAGUU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SAGU
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	SAGU WS
Security Exchange Name	NYSE
Rights, with each right entitling the holder to receive one-fourth of one Class A ordinary share
Title of 12(b) Security	Rights, with each right entitling the holder to receive one-fourth of one Class A ordinary share
Trading Symbol	SAGU RT
Security Exchange Name	NYSE